Equity (Details) - Schedule of options - AUD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of options [Abstract]
Options over fully paid ordinary shares, shares	205,692,720	160,542,720
Options over fully paid ordinary shares, value	$ 3,626,188	$ 2,750,884